UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-01403)

Exact name of registrant as specified in charter: Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/10 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value

Aerospace and defense (2.0%)
L-3 Communications Holdings, Inc.	236,400	$17,266,656
		17,266,656

Automotive (1.2%)
Dongfeng Motor Group Co., Ltd. (China)	7,578,000	10,553,622
		10,553,622

Banking (7.6%)
Bank of China Ltd. (China)	14,096,000	7,438,483
Barclays PLC ADR (United Kingdom)	95,106	1,984,862
Bond Street Holdings, LLC 144A Class A (F)(NON)	138,315	2,835,458
China Construction Bank Corp. (China)	3,164,000	2,683,023
Governor & Co. of The Bank of Ireland (The) (Ireland)
(NON)	5,904,823	6,575,561
Governor & Co. of The Bank of Ireland (The) ADR
(Ireland) (NON)	205,360	907,691
Mizuho Financial Group, Inc. (Japan)	2,311,900	3,750,826
Mizuho Financial Group, Inc. 144A (Japan)	3,084,800	5,004,779
State Street Corp.	231,600	9,013,872
Wells Fargo & Co.	876,968	24,318,323
		64,512,878

Biotechnology (0.9%)
Amgen, Inc. (NON)	137,597	7,503,164
		7,503,164

Cable television (2.3%)
Comcast Corp. Class A	253,700	4,939,539
Kabel Deutschland Holding AG (Germany) (NON)	108,511	3,428,199
Time Warner Cable, Inc.	190,911	10,914,382
		19,282,120

Chemicals (4.1%)
Ashland, Inc.	383,200	19,485,720
BASF SE (Germany)	67,499	3,948,655
Honam Petrochemical, Corp. (South Korea)	37,493	5,458,938
Lanxess AG (Germany)	112,064	5,390,407
		34,283,720

Commercial and consumer services (2.4%)
Compass Group PLC (United Kingdom)	2,496,642	20,769,265
		20,769,265

Communications equipment (0.8%)
Research in Motion, Ltd. (Canada) (NON)	122,000	7,013,266
		7,013,266

Conglomerates (1.4%)
Mitsui & Co., Ltd. (Japan)	660,300	8,505,200
Vivendi SA (France)	130,998	3,154,425
		11,659,625

Consumer finance (1.4%)
Capital One Financial Corp.	273,300	11,568,789
		11,568,789

Consumer goods (0.6%)
Newell Rubbermaid, Inc.	198,700	3,079,850
Reckitt Benckiser Group PLC (United Kingdom)	44,940	2,204,307
		5,284,157

Consumer services (0.8%)
Avis Budget Group, Inc. (NON)	519,322	6,408,433
		6,408,433

Electrical equipment (2.2%)
Mitsubishi Electric Corp. (Japan)	2,079,000	18,193,624
		18,193,624

Electronics (4.0%)
Garmin, Ltd.	53,000	1,511,030
Intel Corp.	134,319	2,766,971
Media Tek, Inc. (Taiwan)	427,853	5,764,581
Texas Instruments, Inc.	806,000	19,900,140
Vishay Intertechnology, Inc. (NON)	423,568	3,596,092

		33,538,814

Engineering and construction (0.5%)
Aveng, Ltd. (South Africa)	822,109	4,062,332
		4,062,332

Financial (0.8%)
AerCap Holdings NV (Netherlands) (NON)	343,116	4,467,370
CIT Group, Inc. (NON)	55,500	2,017,980
		6,485,350

Food (1.7%)
Corn Products International, Inc.	176,700	5,891,178
Metro, Inc. (Canada)	191,800	8,190,575
		14,081,753

Forest products and packaging (2.3%)
Domtar Corp. (Canada)	174,600	10,214,100
International Paper Co.	361,800	8,755,560
		18,969,660

Health-care services (2.3%)
Aetna, Inc.	316,900	8,825,665
UnitedHealth Group, Inc.	344,600	10,493,070
		19,318,735

Homebuilding (0.4%)
Daito Trust Construction Co., Ltd. (Japan)	55,700	3,020,826
		3,020,826

Insurance (5.1%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	84,900	4,229,718
Aviva PLC (United Kingdom)	818,293	4,590,419
AXA SA (France)	547,142	10,103,687
ING Groep NV ADR (Netherlands) (NON)	231,500	2,227,030
Zurich Financial Services AG (Switzerland)	93,727	21,917,698
		43,068,552

Investment banking/Brokerage (3.1%)
Deutsche Bank AG (Xetra Exchange)(Germany)	77,328	5,411,011
Deutsche Bank AG (New York Exchange)(Germany)	32,500	2,282,800
Goldman Sachs Group, Inc. (The)	123,700	18,656,434
		26,350,245

Machinery (2.5%)
Kone OYJ Class B (Finland)	458,963	20,983,150
		20,983,150

Manufacturing (0.3%)
Oshkosh Corp. (NON)	67,800	2,330,964
		2,330,964

Metals (2.9%)
BHP Billiton, Ltd. (Australia)	144,442	5,206,656
Eurasian Natural Resources Corp. (United Kingdom)	223,121	3,174,660
Freeport-McMoRan Copper & Gold, Inc. Class B	102,400	7,325,696
Rio Tinto PLC (United Kingdom)	165,307	8,574,050
		24,281,062

Natural gas utilities (0.4%)
UGI Corp.	117,800	3,175,888
		3,175,888

Oil and gas (11.0%)
Apache Corp.	46,600	4,454,028
Chevron Corp.	105,700	8,055,397
Cimarex Energy Co.	149,900	10,323,613
Gazprom (Russia) (NON)	2,613,653	13,721,678
Oil States International, Inc. (NON)	217,400	9,987,356
OMV AG (Austria)	383,687	12,865,703
Petroleo Brasileiro SA ADR (Preference) (Brazil)	96,400	3,070,340
Petroleo Brasileiro SA ADR (Brazil)	65,500	2,384,200
StatoilHydro ASA (Norway)	937,950	19,000,216
Surgutneftegaz ADR (Russia)	483,303	4,900,692
Tatneft 144A ADR (Russia) (NON)	135,764	4,196,465
		92,959,688

Pharmaceuticals (8.0%)
Astellas Pharma, Inc. (Japan)	230,000	7,784,160
AstraZeneca PLC (United Kingdom)	152,686	7,760,060
Eli Lilly & Co.	434,900	15,482,440
Forest Laboratories, Inc. (NON)	58,800	1,631,700
Pfizer, Inc.	1,478,163	22,172,445
Sanofi-Aventis (France)	215,668	12,548,887

		67,379,692

Publishing (2.0%)
R. R. Donnelley & Sons Co.	1,005,900	16,969,533
		16,969,533

Railroads (1.2%)
Canadian National Railway Co. (Canada)	157,737	9,913,846
		9,913,846

Real estate (1.4%)
Chimera Investment Corp. (R)	880,300	3,406,761
CommonWealth REIT (R)	177,660	4,610,277
Renhe Commercial Holdings Co., Ltd. (China)	18,926,000	4,075,685
		12,092,723

Regional Bells (0.5%)
Verizon Communications, Inc.	141,500	4,111,990
		4,111,990

Retail (5.2%)
Aeropostale, Inc. (NON)	61,200	1,739,916
Alimentation Couche Tard, Inc. Class B (Canada)	24,829	517,115
Coach, Inc.	493,741	18,253,605
Industria de Diseno Textil (Inditex) SA (Spain)	30,730	2,035,989
Koninklijke Ahold NV (Netherlands)	1,684,098	21,656,111
		44,202,736

Schools (1.8%)
Career Education Corp. (NON)	624,300	15,251,649
		15,251,649

Semiconductor (0.8%)
Macronix International Co., Ltd. (Taiwan)	10,709,159	7,094,646
		7,094,646

Shipping (0.7%)
AP Moller - Maersk A/S Class B (Denmark)	279	2,357,141
Seino Transportation Co., Ltd. (Japan)	570,000	3,824,064
		6,181,205

Software (3.8%)
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON)	93,900	3,129,687
Microsoft Corp.	1,113,249	28,732,957
		31,862,644

Technology services (0.3%)
Computer Sciences Corp.	48,700	2,207,571
		2,207,571

Telecommunications (0.6%)
Telecity Group PLC (United Kingdom) (NON)	779,952	5,300,841
		5,300,841

Telephone (2.2%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	448,700	18,691,054
		18,691,054

Tobacco (2.5%)
Philip Morris International, Inc.	411,400	20,997,856
		20,997,856

Trucks and parts (0.5%)
Aisin Seiki Co., Ltd. (Japan)	141,200	3,948,175
		3,948,175
Total common stocks (cost $838,185,840)		$813,132,499

SENIOR LOANS (1.1%)(a)(c)
	Principal amount	Value

Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$8,640,000	$9,266,400

Total senior loans (cost $9,253,218)		$9,266,400

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.375s,
April 15, 2011 (i)	$148,381	$151,654
U.S. Treasury Notes 2 3/4s, February 15, 2019 (i)	293,000	298,517

Total U.S. treasury obligations (cost $450,171)		$450,171

SHORT-TERM INVESTMENTS (0.4%)(a)
	Principal amount/shares	Value

SSgA Prime Money Market Fund 0.20% (i)(P)	130,000	$130,000
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.31%, March 10, 2011	$1,840,000	1,836,693
U.S. Treasury Bills with effective yields ranging from
0.25% to 0.29%, December 16, 2010	658,000	657,343
U.S. Treasury Bills with effective yields ranging from
0.36% to 0.39%, November 18, 2010	482,000	483,063

Total short-term investments (cost $3,105,501)		$3,107,099

TOTAL INVESTMENTS

Total investments (cost $850,994,730)(b)		$825,956,169

FORWARD CURRENCY CONTRACTS at 7/31/10 (aggregate face value $241,528,572) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Buy	8/18/10	$6,769,183	$6,385,659	$383,524
	British Pound	Sell	8/18/10	104,214	100,923	(3,291)
	Canadian Dollar	Buy	8/18/10	5,990,876	5,844,662	146,214
	Euro	Sell	8/18/10	1,280,806	1,241,258	(39,548)
	Norwegian Krone	Sell	8/18/10	3,073,005	2,903,145	(169,860)
	Swedish Krona	Sell	8/18/10	376,414	356,937	(19,477)
	Swiss Franc	Buy	8/18/10	1,206,549	1,198,224	8,325

Barclays Bank PLC
	British Pound	Buy	8/18/10	1,050,770	1,017,198	33,572
	Euro	Sell	8/18/10	481,200	478,684	(2,516)
	Hong Kong Dollar	Sell	8/18/10	4,564,259	4,559,929	(4,330)
	Japanese Yen	Sell	8/18/10	14,816,039	14,668,794	(147,245)
	Norwegian Krone	Buy	8/18/10	38,075	35,938	2,137
	Swedish Krona	Buy	8/18/10	3,708,112	3,515,225	192,887
	Swiss Franc	Buy	8/18/10	1,598,634	1,586,846	11,788

Citibank, N.A.
	Australian Dollar	Buy	8/18/10	1,603,785	1,512,154	91,631
	British Pound	Sell	8/18/10	7,078,534	6,853,458	(225,076)
	Canadian Dollar	Buy	8/18/10	2,593,491	2,532,030	61,461
	Danish Krone	Buy	8/18/10	3,865,944	3,733,578	132,366
	Euro	Buy	8/18/10	4,513,175	4,374,960	138,215
	Hong Kong Dollar	Sell	8/18/10	3,004,368	2,996,776	(7,592)
	Norwegian Krone	Sell	8/18/10	2,361,207	2,230,379	(130,828)
	Singapore Dollar	Sell	8/18/10	1,080,244	1,063,865	(16,379)
	Swedish Krona	Sell	8/18/10	855,780	811,403	(44,377)
	Swiss Franc	Buy	8/18/10	150,121	148,121	2,000

Credit Suisse First Boston International
	Australian Dollar	Buy	8/18/10	1,156,792	1,089,788	67,004
	British Pound	Buy	8/18/10	4,057,903	3,927,788	130,115
	Canadian Dollar	Buy	8/18/10	1,340,472	1,308,488	31,984
	Euro	Sell	8/18/10	137,989	133,730	(4,259)
	Japanese Yen	Buy	8/18/10	6,223,187	6,160,774	62,413
	Norwegian Krone	Sell	8/18/10	2,013,705	1,903,109	(110,596)
	Swedish Krona	Buy	8/18/10	69,777	66,080	3,697
	Swiss Franc	Sell	8/18/10	5,123,747	5,052,442	(71,305)

Deutsche Bank AG
	Canadian Dollar	Buy	8/18/10	2,905,506	2,835,078	70,428
	Euro	Buy	8/18/10	1,183,026	1,146,588	36,438
	Swedish Krona	Buy	8/18/10	1,246,985	1,182,586	64,399
	Swiss Franc	Buy	8/18/10	1,053,735	1,039,840	13,895

Goldman Sachs International
	Australian Dollar	Buy	8/18/10	4,743,828	4,471,267	272,561
	British Pound	Buy	8/18/10	204,033	197,543	6,490
	Euro	Sell	8/18/10	3,745,683	3,630,514	(115,169)
	Japanese Yen	Buy	8/18/10	247,710	245,187	2,523
	Norwegian Krone	Sell	8/18/10	4,875,635	4,596,258	(279,377)
	Swedish Krona	Buy	8/18/10	1,280,840	1,211,830	69,010

HSBC
	Australian Dollar	Buy	8/18/10	882,086	831,405	50,681
	British Pound	Sell	8/18/10	1,221,373	1,190,117	(31,256)
	Euro	Sell	8/18/10	6,095,678	5,909,793	(185,885)
	Hong Kong Dollar	Sell	8/18/10	4,565,997	4,554,343	(11,654)
	Norwegian Krone	Buy	8/18/10	1,503,966	1,419,199	84,767
	Swiss Franc	Sell	8/18/10	828,409	816,973	(11,436)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	8/18/10	965,571	910,350	(55,221)
	British Pound	Sell	8/18/10	291,767	282,472	(9,295)
	Canadian Dollar	Buy	8/18/10	6,250,613	6,105,788	144,825
	Euro	Buy	8/18/10	262,140	254,151	7,989
	Hong Kong Dollar	Sell	8/18/10	1,851,542	1,846,934	(4,608)
	Japanese Yen	Sell	8/18/10	162,970	161,377	(1,593)
	Norwegian Krone	Buy	8/18/10	633,671	598,301	35,370
	Singapore Dollar	Buy	8/18/10	7,492,434	7,411,798	80,636
	Swedish Krona	Sell	8/18/10	297,410	281,702	(15,708)
	Swiss Franc	Buy	8/18/10	402,472	399,684	2,788

RBSF
	Australian Dollar	Buy	8/18/10	9,233,778	8,703,959	529,819
	British Pound	Buy	8/18/10	6,019,917	5,828,144	191,773
	Canadian Dollar	Buy	8/18/10	3,785,388	3,695,770	89,618
	Euro	Sell	8/18/10	4,057,432	4,007,890	(49,542)
	Israeli Shekel	Buy	8/18/10	1,124,690	1,096,956	27,734
	Japanese Yen	Buy	8/18/10	4,999,241	4,950,977	48,264
	Swedish Krona	Buy	8/18/10	1,863,380	1,766,410	96,970
	Swiss Franc	Buy	8/18/10	5,974,178	5,922,603	51,575

State Street
	Australian Dollar	Sell	8/18/10	3,186,113	3,098,811	(87,302)
	Canadian Dollar	Buy	8/18/10	69,088	67,472	1,616
	Euro	Buy	8/18/10	695,299	674,091	21,208
	Israeli Shekel	Buy	8/18/10	1,124,717	1,094,594	30,123
	Norwegian Krone	Sell	8/18/10	3,201,998	3,022,419	(179,579)

	Swedish Krona	Buy	8/18/10	5,790,675	5,488,808	301,867

UBS AG
	Australian Dollar	Sell	8/18/10	2,765,085	2,606,643	(158,442)
	British Pound	Buy	8/18/10	15,173,938	15,098,672	75,266
	Canadian Dollar	Buy	8/18/10	973,361	950,271	23,090
	Euro	Sell	8/18/10	1,871,014	1,813,786	(57,228)
	Israeli Shekel	Buy	8/18/10	1,124,717	1,093,761	30,956
	Norwegian Krone	Sell	8/18/10	4,420,849	4,176,292	(244,557)
	Swedish Krona	Sell	8/18/10	178,654	169,342	(9,312)
	Swiss Franc	Buy	8/18/10	3,881,038	3,853,852	27,186

WestPac
	Australian Dollar	Buy	8/18/10	8,808,331	8,300,140	508,191
	British Pound	Buy	8/18/10	852,073	826,022	26,051
	Canadian Dollar	Buy	8/18/10	2,752,073	2,687,454	64,619
	Euro	Buy	8/18/10	2,726,495	2,641,869	84,626
	Japanese Yen	Sell	8/18/10	4,613,995	4,568,141	(45,854)

Total						$2,122,988

Key to holding's abbreviations

ADR	American Depository Receipts
FRN	Floating Rate Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2009 through July 31, 2010.

(a) Percentages indicated are based on net assets of $842,387,300.

(b) The aggregate identified cost on a tax basis is $851,195,514, resulting in gross unrealized appreciation and depreciation of $47,924,176 and $73,163,521, respectively, or net unrealized depreciation of $25,239,345.

(NON) Non-income-producing security.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $16,328 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $355,518,179 and $356,007,429, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $657,592 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	50.0%
Japan	8.8
United Kingdom	6.6
Canada	4.3
Netherlands	3.4
France	3.1
China	3.0
Russia	2.8
Switzerland	2.7
Finland	2.5
Germany	2.5
Norway	2.3
Austria	1.6
Taiwan	1.6
Ireland	0.9
South Korea	0.7
Brazil	0.7
Australia	0.6

Bermuda	0.5
South Africa	0.5
Other	0.9

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $461,786 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$66,868,848	$10,665,594	$--

	Capital goods	44,643,102	22,141,799	--

	Communication services	28,694,951	18,691,054	--

	Conglomerates	3,154,425	8,505,200	--

	Consumer cyclicals	60,285,423	13,574,448	--

	Consumer staples	83,679,959	--	--

	Energy	92,959,688	--	--

	Financial	138,290,283	22,952,796	2,835,458

	Health care	86,417,431	7,784,160	--

	Technology	68,857,714	12,859,227	--

	Transportation	12,270,987	3,824,064	--

	Utilities and power	3,175,888	--	--

Total common stocks		689,298,699	120,998,342	2,835,458

Senior loans		--	9,266,400	--

U.S. treasury obligations		--	450,171	--

Short-term investments		130,000	2,977,099	--

Totals by level		$689,428,699	$133,692,012	$2,835,458

		Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$ -	$2,122,988	$ -

Totals by level		$--	$2,122,988	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$4,672,685	$2,549,697

Total	$4,672,685	$2,549,697

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010